17. RELATED PARTIES TRANSACTIONS (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Finance income	$ 3,751	$ 2,333	$ 1,744
Total related parties
Disclosure of transactions between related parties [line items]
Finance income	122	106	50
TGS
Disclosure of transactions between related parties [line items]
Finance income	$ 122	$ 106	$ 50